Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets	The following is a summary of prepayments and other current assets:
	December 31, 2022	December 31, 2023
	RMB	RMB
Deductible Value Added Tax (“VAT”)	34,215	39,914
Service fees (i)	4,057	4,504
Rental and other deposits	2,603	2,449
Staff advance	1,292	230
Rental expense for other leases with period less than one year	695	630
Others	1,550	1,594
Balance at the end of the year	44,412	49,321

(i) Service fees mainly consist of prepayment of cloud server hosting fees, directors and officers’ insurance fees and others.